UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08340

South Asia Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1. Schedule of Investments

South Asia Portfolio                                                                                                                     as of September 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 91.9%

Security	Shares	Value
India — 91.0%
Airlines — 1.8%
Jet Airways (India) Ltd.	1,055,160	$14,864,749
		$14,864,749
Auto Components — 0.5%
Motor Industries Co. Ltd.	62,234	4,456,521
		$4,456,521
Automobiles — 12.4%
Bajaj Auto Ltd.	628,749	40,982,382
Mahindra and Mahindra Ltd.	1,600,552	23,701,226
Maruti Udyog Ltd.	1,777,480	37,909,726
		$102,593,334
Chemicals — 2.3%
United Phosphorus Ltd.	3,614,461	19,214,879
		$19,214,879
Commercial Banks — 4.0%
HDFC Bank Ltd.	1,227,380	24,671,071
Union Bank of India Ltd.	2,752,900	8,178,229
		$32,849,300
Construction & Engineering — 3.6%
Jaiprakash Associates Ltd.	2,848,341	29,475,312
		$29,475,312
Construction Materials — 2.4%
Ultra Tech Cement Ltd.	1,007,409	19,557,886
		$19,557,886
Diversified Financial Services — 3.2%
Financial Technologies (India) Ltd.	708,272	26,609,846
		$26,609,846
Electrical Equipment — 4.5%
ABB Ltd.	131,500	8,372,416
Bharat Heavy Electricals Ltd.	554,368	28,896,841
		$37,269,257
Gas Utilities — 0.7%
Indraprastha Gas Ltd.	2,285,600	5,831,443
		$5,831,443
Household Products — 3.8%
Hindustan Lever Ltd.	5,574,796	31,236,967
		$31,236,967

Industrial Conglomerates — 4.1%
Siemens India Ltd.	1,170,415	$27,349,673
Sintex Industries Ltd.	1,669,420	6,644,721
		$33,994,394
IT Services — 15.3%
Infosys Technologies Ltd.	1,166,002	46,950,575
Satyam Computer Services Ltd.	2,120,266	37,749,575
Tata Consultancy Services Ltd.	1,846,800	41,087,767
		$125,787,917
Metals & Mining — 1.8%
Sterlite Industries (India) Ltd.	1,547,019	14,713,735
		$14,713,735
Oil, Gas & Consumable Fuels — 10.9%
Bharat Petroleum Corp. Ltd. (1)	2,666,986	21,272,008
Oil and Natural Gas Corp. Ltd.	1,389,603	35,363,642
Reliance Industries Ltd.	1,313,340	33,481,065
		$90,116,715
Personal Products — 2.7%
Colgate-Palmolive (India) Ltd.	2,823,173	22,580,989
		$22,580,989
Pharmaceuticals — 7.0%
Dr. Reddy’s Laboratories Ltd.	1,880,290	29,931,301
Sun Pharmaceutical Industries Ltd.	1,361,187	27,619,416
		$57,550,717
Road & Rail — 1.4%
Container Corporation of India Ltd.	316,100	11,606,384
		$11,606,384
Software — 4.7%
I-Flex Solutions Ltd.	1,241,241	38,826,266
		$38,826,266
Tobacco — 3.9%
ITC Ltd.	7,884,460	32,210,367
		$32,210,367
Total India (identified cost $622,980,975)		$751,346,978

Sri Lanka — 0.9%

Wireless Telecommunication Services — 0.9%
Dialog Telekom Ltd.	34,948,800	$7,325,910
		$7,325,910
Total Sri Lanka (identified cost $5,816,955)		$7,325,910
Total Common Stocks (identified cost $628,797,930)		$758,672,888
Total Investments — 91.9% (identified cost $628,797,930)		$758,672,888
Other Assets, Less Liabilities — 8.1%		$66,607,443
Net Assets — 100.0%		$825,280,331

(1)	Non-income producing security.

Top Ten Holdings (Unaudited)

		Percentage of
Company	Industry Sector	Net Assets	Value
Infosys Technologies Ltd.	IT Services	5.7%	$46,950,575
Tata Consultancy Services Ltd.	IT Services	5.0	41,087,767
Bajaj Auto Ltd.	Automobiles	5.0	40,982,382
I-Flex Solutions Ltd.	Software	4.7	38,826,266
Maruti Udyog Ltd.	Automobiles	4.6	37,909,726
Satyam Computer Services Ltd.	IT Services	4.6	37,749,575
Oil and Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	4.3	35,363,642
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	4.1	33,481,065
ITC Ltd.	Tobacco	3.9	32,210,367
Hindustan Lever Ltd.	Household Products	3.8	31,236,967
		45.7%	$375,798,332

Industry concentration — Below are the top ten industry sectors represented in the Portfolio of Investments (Unaudited)

	Percentage of
Company	Net Assets	Value
IT Services	15.3%	$125,787,917
Automobiles	12.4	102,593,334
Oil, Gas & Consumable Fuels	10.9	90,116,715
Pharmaceuticals	7.0	57,550,717
Software	4.7	38,826,266
Electrical Equipment	4.5	37,269,257
Industrial Conglomerates	4.1	33,994,394
Commercial Banks	4.0	32,849,300
Tobacco	3.9	32,210,367
Household Products	3.8	31,236,967
	70.6%	$582,435,234

The Portfolio did not have any open financial instruments at September 30, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2006, as computed on a federal income tax basis, are as follows:

Aggregate cost	$628,826,683
Gross unrealized appreciation	$141,194,293
Gross unrealized depreciation	(11,348,088)
Net unrealized appreciation	$129,846,205

The net unrealized depreciation on foreign currency at September 30, 2006 on a federal income tax basis was $32,836.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

South Asia Portfolio

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President and Principal Executive Officer

Date:	November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President and Principal Executive Officer

Date:	November 27, 2006

By:	/s/ William J. Austin, Jr.
William J. Austin, Jr.
Treasurer and Principal Financial Officer

Date:	November 27, 2006